Oil and Gas properties (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Oil and Gas Properties
Impairment loss on oil and gas properties	$ 0	$ 0	$ 0	$ 0